Significant Accounting Policies - Narrative (Details) - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Mar. 31, 2020
Accounting Policies [Abstract]
Other investments	$ 9,854	$ 8,072
Defined contribution plan, expense	$ 11,909	$ 11,136	$ 10,031
Preference shares, authorized (in shares)	145,000	95,000		145,000
Preference shares, issued (in shares)	145,000	95,000		145,000